CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income (loss)	$ 138	$ (66)	$ (45)
Adjustments for the following non-cash items:
Depreciation	1,583	1,501	1,367
Unrealized foreign exchange and financial instrument (gain) loss	253	122	(134)
Share of earnings from equity-accounted investments	(96)	(22)	(27)
Deferred income tax recovery	(150)	(29)	(213)
Other non-cash items	107	(136)	388
Dividends received from equity-accounted investments	89	78	56
Cash flows from (used in) operations before changes in related parties and working capital balances	1,924	1,448	1,392
Changes in due to or from related parties	(19)	2	59
Net change in working capital balances	(194)	(716)	(155)
Cash flows from (used in) operating activities	1,711	734	1,296
Financing activities
Proceeds from medium-term notes	296	0	570
Repayment of medium-term notes	0	0	(304)
Corporate credit facilities, net	0	0	(299)
Commercial paper, net	249	(3)	3
Proceeds from non-recourse borrowings	9,547	6,877	3,205
Repayment of non-recourse borrowings	(6,310)	(3,678)	(3,408)
Capital contributions from participating non-controlling interests – in operating subsidiaries	1,863	1,200	514
Capital repaid to participating non-controlling interests – in operating subsidiaries	(75)	(511)	(147)
Issuance of equity instruments and related costs	115	592	151
Redemption and repurchase of equity instruments	(252)	(153)	0
Distributions paid:
To participating non-controlling interests – in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(1,372)	(900)	(628)
To unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(915)	(854)	(769)
Borrowings from related party	1,470	1,188	320
Repayments to related party	(1,127)	(1,615)	0
Cash flows from (used in) financing activities	3,489	2,143	(792)
Investing activities
Acquisitions, net of cash and cash equivalents, in acquired entity	(2,452)	(1,426)	(105)
Investment in equity-accounted investments	(236)	(54)	(23)
Investment in property, plant and equipment	(2,190)	(1,967)	(447)
Proceeds from disposal of assets, net of cash and cash equivalents disposed	140	827	269
Purchase of financial assets	(492)	(58)	(445)
Proceeds from financial assets	70	220	257
Restricted cash and other	94	(86)	112
Cash flows from (used in) investing activities	(5,066)	(2,544)	(382)
Foreign exchange (loss) gain on cash	(28)	(35)	14
Cash and cash equivalents increase	106	298	136
Net change in cash classified within assets held for sale	(8)	(5)	(12)
Balance, beginning of year	900	607	483
Balance, end of year	998	900	607
Supplemental Cash Flow Information [Abstract]
Interest paid	1,071	870	872
Interest received	37	45	28
Income taxes paid	$ 112	$ 71	$ 70